INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Effective tax rate for federal and state income taxes	30.80%	30.80%	30.80%	30.80%	30.80%	30.80%
Tax expenses	$ 5,298	$ 5,298	$ 5,298	$ 5,298
Taxes payable	5,298		5,298
Operating loss carryforwards	$ 1,950,840		$ 1,950,840		$ 1,244,454	$ 309,521
Uncertain tax position interest and penalties					$ 0	$ 0